UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04700

                          The Gabelli Equity Trust Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



                                                              (THE GABELLI LOGO)
                                                               EQUITY TRUST INC.

                          THE GABELLI EQUITY TRUST INC.

                              Third Quarter Report
                               September 30, 2008

TO OUR SHAREHOLDERS,

     During the third quarter of 2008, The Gabelli Equity Trust's (the "Fund") total return was down 15.37% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average declined 8.36% and 3.72%, respectively. The Fund's NAV fell 29.22% for the past twelve months, underperforming the benchmark S&P 500 Index for this period. The Fund's market price on September 30, 2008 was $6.89, which equates to a 12.40% premium to its NAV of $6.13 at the end of the quarter. The Fund's market price, adjusted for distributions, declined 12.98% during the third quarter and was down 19.25% for the twelve month period ended September 30, 2008.

     Enclosed is the investment portfolio as of September 30, 2008.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)

                                                                                                            Since
                                                                                                          Inception
                                      Quarter    1 Year   3 Year   5 Year   10 Year   15 Year   20 Year   (08/21/86)
                                      -------   -------   ------   ------   -------   -------   -------   ----------
GABELLI EQUITY TRUST
   NAV TOTAL RETURN (b) ...........   (15.37)%  (29.22)%   0.14%    9.10%    7.46%      8.52%     9.86%    10.36%
   INVESTMENT TOTAL RETURN (c) ....   (12.98)   (19.25)    5.29    10.25     8.24       8.75     11.09     10.54
S&P 500 Index .....................    (8.36)   (21.96)    0.22     5.17     3.06       8.39      9.93      9.72(d)
Dow Jones Industrial Average ......    (3.72)   (19.85)    3.31     5.62     5.48      10.07     11.26     11.06(d)
Nasdaq Composite Index ............    (8.77)   (22.57)   (0.94)    3.20     2.13       6.96      8.79      8.00

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 AND THE NASDAQ COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN THE NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $9.34.

(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS, SPIN-OFFS, AND TAXES PAID ON UNDISTRIBUTED LONG-TERM CAPITAL GAINS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $10.00.

(d) FROM AUGUST 31, 1986, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

                          THE GABELLI EQUITY TRUST INC.
                                PORTFOLIO CHANGES
                  QUARTER ENDED SEPTEMBER 30, 2008 (UNAUDITED)

                                                                           OWNERSHIP AT
                                                                          SEPTEMBER 30,
                                                               SHARES          2008
                                                           ------------   -------------
NET PURCHASES
COMMON STOCKS
Accor SA ...............................................            800         2,000
Advanced Medical Optics Inc. ...........................         15,000       145,000
Alcoa Inc. .............................................          6,000        28,000
Alpharma Inc., Cl. A ...................................         23,000        30,000
American International Group Inc. ......................         40,000       100,000
Anheuser-Busch Companies Inc. ..........................         40,000        80,000
Ascent Media Corp., Cl. A (a) ..........................         15,450        15,450
AutoNation Inc. ........................................         10,000       210,000
Avis Budget Group Inc. .................................          1,000        15,000
Boeing Co. .............................................          5,000       110,000
British American Tobacco plc ...........................          5,000        30,000
Cable & Wireless Jamaica Ltd. ..........................      1,727,420     6,168,256
Cadbury plc ............................................         20,000        90,400
Cephalon Inc. ..........................................          2,000         3,000
Champion Enterprises Inc. ..............................         30,000       100,000
Ciba Holding AG ........................................         20,000        20,000
Citigroup Inc. .........................................         10,000       360,000
Compania de Telecomunicaciones de Chile SA, ADR ........         10,000       120,000
Constellation Energy Group Inc. ........................         25,000        33,000
Davide Campari-Milano SpA ..............................         10,000       300,000
Dean Foods Co. .........................................         35,000       150,000
Deutsche Telekom AG, ADR ...............................         22,000       190,000
Diamond Offshore Drilling Inc. .........................          1,000         3,000
Discovery Communications Inc., Cl. A (a) ...............        134,500       134,500
Discovery Communications Inc., Cl. C (a) ...............        134,500       134,500
Dr. Pepper Snapple Group Inc. ..........................         33,600       133,200
Eastman Kodak Co. ......................................        100,000       100,000
El Paso Corp. ..........................................         30,000       300,000
Federal National Mortgage Association ..................         10,000        50,000
Fortune Brands Inc. ....................................          2,000        60,000
Frontier Communications Corp. ..........................         80,000        80,000
General Motors Corp. ...................................        120,000       330,000
Great Plains Energy Inc. (b) ...........................         68,480        68,480
Grupo TMM SA, Cl. A, ADR ...............................          1,000        16,000
Heineken NV ............................................         20,000        45,000
Hellenic Telecommunications Organization SA ............         33,000        33,000
Hellenic Telecommunications Organization SA, ADR .......          8,500         8,500
Hertz Global Holdings Inc. .............................          1,000         1,000
HSN Inc. (c) ...........................................         35,000        35,000
IAC/InterActiveCorp. (c) ...............................        100,000       100,000

                                                                           OWNERSHIP AT
                                                                          SEPTEMBER 30,
                                                               SHARES          2008
                                                           ------------   -------------
Impala Platinum Holdings Ltd. ..........................         25,000      25,000
Interactive Brokers Group Inc., Cl. A ..................          5,000      25,000
Interval Leisure Group Inc. (c) ........................         45,000      45,000
Legg Mason Inc. ........................................         37,000      95,000
Liberty Global Inc., Cl. A .............................         20,000     176,770
MGM Mirage .............................................         15,212     152,000
Midas Inc. .............................................          5,000     135,000
Monsanto Co. ...........................................          1,000      31,000
Monster Worldwide Inc. .................................          5,000      55,000
Och-Ziff Capital Management Group LLC, Cl. A ...........          5,000       8,000
O'Reilly Automotive Inc. ...............................          5,000     160,000
Orient-Express Hotels Ltd., Cl. A ......................          2,000      18,000
Pernod-Ricard SA .......................................          5,000      56,200
Petroleo Brasileiro SA, ADR ............................          1,000      55,000
Precision Castparts Corp. ..............................          8,500     105,000
Remy Cointreau SA ......................................          7,000      33,000
Republic Services Inc. .................................          1,300      98,800
Rio Tinto plc ..........................................          2,000      25,000
Scripps Networks Interactive Inc., Cl. A (d) ...........        125,000     125,000
Skyline Corp. ..........................................         10,000      30,000
Telephone & Data Systems Inc., Special .................          5,000     360,000
The DIRECTV Group Inc. .................................         10,000     460,000
The E.W. Scripps Co., Cl. A (e) ........................         43,333      43,333
The Great Atlantic & Pacific Tea Co. Inc. ..............         55,000     170,000
The Interpublic Group of Companies Inc. ................         17,800     252,800
Ticketmaster (c) .......................................         20,000      20,000
Tokyo Broadcasting System Inc. .........................         10,000     120,000
Tree.com Inc. (c) ......................................             66          66
Tyson Foods Inc., Cl. A ................................         99,000      99,000
UnionBanCal Corp. ......................................        250,000     250,000
Wachovia Corp. .........................................        100,000     100,000
Walgreen Co. ...........................................          5,000      75,000
Whole Foods Market Inc. ................................         19,000      44,000
Wm. Wrigley Jr. Co. ....................................        210,000     390,000
CONVERTIBLE CORPORATE BOND
The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%,
   06/15/11 ............................................        100,000   3,100,000
U.S. GOVERNMENT OBLIGATIONS
U.S. Treasury Note, 4.500%, 04/30/09 ...................        125,000     125,000

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                          PORTFOLIO CHANGES (CONTINUED)
                  QUARTER ENDED SEPTEMBER 30, 2008 (UNAUDITED)

                                                                           OWNERSHIP AT
                                                                          SEPTEMBER 30,
                                                               SHARES          2008
                                                           ------------   -------------
NET SALES
COMMON STOCKS
Ameriprise Financial Inc. ..............................         (2,000)        6,000
Ampco-Pittsburgh Corp. .................................         (1,000)      161,000
Aquila Inc. (b) ........................................       (800,000)           --
ARIAKE JAPAN Co. Ltd. ..................................        (36,000)           --
Ashland Inc. ...........................................        (11,000)       30,000
Avon Products Inc. .....................................         (4,000)       80,000
BCE Inc. ...............................................        (10,000)       60,000
Bouygues SA ............................................         (5,000)       20,000
CBS Corp., Cl. A .......................................         (8,000)      425,000
Cermaq ASA .............................................        (32,000)           --
ChoicePoint Inc. (f) ...................................       (235,000)           --
Church & Dwight Co. Inc. ...............................         (1,000)       14,000
Citizens Communications Co. ............................        (90,000)           --
Clear Channel Communications Inc., Cl. A (g) ...........       (174,000)           --
Constellation Brands Inc., Cl. A .......................        (14,000)       90,000
Discovery Holding Co., Cl. A (a) .......................       (269,000)           --
Energy East Corp. (h) ..................................        (50,000)           --
General Mills Inc. .....................................         (3,000)      177,000
Gray Television Inc., Cl. A ............................         (1,000)       26,000
Greif Inc., Cl. A ......................................        (10,000)      190,000
Groupe Danone ..........................................         (5,000)      355,000
Home Inns & Hotels Management Inc., ADR ................         (2,000)       20,000
IAC/InterActiveCorp (c) ................................       (200,000)           --
Il Sole 24 Ore .........................................        (20,000)    1,960,000
Kellogg Co. ............................................        (38,000)       48,000
Kraft Foods Inc., Cl. A ................................        (65,000)      135,000
Ladbrokes plc ..........................................        (97,058)    1,150,058
MasterCard Inc., Cl. A .................................           (500)       39,500
McClatchy Co., Cl. A ...................................         (9,000)           --
Modern Times Group MTG AB, Cl. B .......................        (29,000)           --
Nortel Networks Corp. ..................................        (20,000)      160,000
Pactiv Corp. ...........................................        (12,000)      100,000
PepsiCo Inc. ...........................................        (62,000)      238,000

                                                                           OWNERSHIP AT
                                                                          SEPTEMBER 30,
                                                               SHARES          2008
                                                           ------------   -------------
PRIMEDIA Inc. ..........................................        (60,000)           --
Procter & Gamble Co. ...................................         (5,000)      295,000
Prosperity REIT ........................................         (2,187)           --
Rank Group plc .........................................       (330,000)      150,000
Rollins Inc. ...........................................        (10,000)    1,100,000
Rolls-Royce Group plc, Cl. B ...........................   (107,520,000)           --
Six Flags Inc. .........................................        (30,000)       45,000
Standard Chartered plc .................................         (5,000)       40,000
The E.W. Scripps Co., Cl. A (e) ........................       (130,000)           --
The Mosaic Co. .........................................           (500)       10,000
The New York Times Co., Cl. A ..........................         (5,000)       50,000
The Walt Disney Co. ....................................        (18,000)       32,000
Tronox Inc., Cl. B .....................................         (4,032)           --
UnitedHealth Group Inc. ................................         (5,000)      125,000
Viacom Inc., Cl. A .....................................        (15,000)      355,000
Young Broadcasting Inc., Cl. A .........................        (20,000)       80,000

----------
(a) Merger - 0.05 share of Ascent Media Corp., Cl. A, 0.5 share of Discovery Communications Inc., Cl. A, and 0.5 share of Discovery Communications Inc., Cl. B for every 1 share of Discovery Holding Co., Cl. A held.

(b) Merger - $1.80 in cash and 0.856 share of Great Plains Energy Inc. for every 1 share of Aquila Inc. held.

(c) Exchange 1 share of IAC/InterActiveCorp held for 0.2 share of HSN Inc., 0.5 share of IAC/InteractiveCorp, 0.2 share of Interval Leisure Group Inc., 0.2 share of Ticketmaster, and 0.03333 share of Tree.com Inc.

(d) Spin-off - 1 share of Scripps Networks Interactive Inc., Cl. A for every 1 share of The E.W. Scripps Co., Cl. A.

(e) Split - 1 new share of The E.W. Scripps Co., Cl. A (811054402) for every 3 shares of The E.W. Scripps Co., Cl. A (811054204) held.

(f)  Cash merger - $50.00 for every 1 share held.

(g)  Cash merger - $36.00 for every 1 share held.

(h)  Cash merger - $28.50 for every 1 share held.

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS -- 99.4%
             FOOD AND BEVERAGE -- 16.1%
    85,000   Ajinomoto Co. Inc. .....................................   $      798,411
    80,000   Anheuser-Busch Companies Inc. ..........................        5,190,400
    24,000   Brown-Forman Corp., Cl. A ..............................        1,704,000
    90,400   Cadbury plc ............................................          908,854
   115,200   Cadbury plc, ADR .......................................        4,716,288
    80,000   Campbell Soup Co. ......................................        3,088,000
    40,000   China Mengniu Dairy Co. Ltd. ...........................           40,799
    20,000   Coca-Cola Enterprises Inc. .............................          335,400
    57,000   Coca-Cola Hellenic Bottling Co. SA .....................        1,222,925
    90,000   Constellation Brands Inc., Cl. A+ ......................        1,931,400
    50,000   Corn Products International Inc. .......................        1,614,000
   300,000   Davide Campari-Milano SpA ..............................        2,409,443
   150,000   Dean Foods Co.+ ........................................        3,504,000
    60,000   Del Monte Foods Co. ....................................          468,000
    80,000   Diageo plc .............................................        1,344,048
   224,000   Diageo plc, ADR ........................................       15,424,640
   133,200   Dr. Pepper Snapple Group Inc.+ .........................        3,527,136
    90,000   Flowers Foods Inc. .....................................        2,642,400
    97,000   Fomento Economico Mexicano SAB de CV, ADR ..............        3,699,580
   177,000   General Mills Inc. .....................................       12,163,440
   355,000   Groupe Danone ..........................................       24,988,386
   980,000   Grupo Bimbo SAB de CV, Cl. A ...........................        6,165,044
   100,000   H.J. Heinz Co. .........................................        4,997,000
    20,000   Hain Celestial Group Inc.+ .............................          550,600
    45,000   Heineken NV ............................................        1,795,680
   200,000   ITO EN Ltd. ............................................        2,555,592
    60,000   ITO EN Ltd., Preference ................................          618,307
    48,000   Kellogg Co. ............................................        2,692,800
    75,000   Kerry Group plc, Cl. A .................................        2,196,158
   135,000   Kraft Foods Inc., Cl. A ................................        4,421,250
    12,100   LVMH Moet Hennessy Louis Vuitton SA ....................        1,051,870
    10,000   Meiji Seika Kaisha Ltd. ................................           44,944
    70,000   Morinaga Milk Industry Co. Ltd. ........................          197,452
    55,000   Nestle SA ..............................................        2,358,121
   300,000   Nissin Food Products Co. Ltd. ..........................       10,605,989
   600,000   PepsiAmericas Inc. .....................................       12,432,000
   238,000   PepsiCo Inc. ...........................................       16,962,260
    56,200   Pernod-Ricard SA .......................................        4,887,919
    68,200   Ralcorp Holdings Inc.+ .................................        4,597,362
    33,000   Remy Cointreau SA ......................................        1,541,453
   330,000   Sara Lee Corp. .........................................        4,167,900
   200,000   The Coca-Cola Co. ......................................       10,576,000
    70,000   The Hershey Co. ........................................        2,767,800
     2,000   The J.M. Smucker Co. ...................................          101,380
   122,384   Tootsie Roll Industries Inc. ...........................        3,538,121
    99,000   Tyson Foods Inc., Cl. A ................................        1,182,060
   390,000   Wm. Wrigley Jr. Co. ....................................       30,966,000

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
    42,500   Wm. Wrigley Jr. Co., Cl. B .............................   $    3,357,500
   550,000   YAKULT HONSHA Co. Ltd. .................................       16,910,347
                                                                        --------------
                                                                           245,960,459
                                                                        --------------
             FINANCIAL SERVICES -- 9.7%
     2,800   Allianz SE .............................................          379,519
   575,000   American Express Co. ...................................       20,372,250
   100,000   American International Group Inc. ......................          333,000
     6,000   Ameriprise Financial Inc. ..............................          229,200
    19,452   Argo Group International Holdings Ltd.+ ................          716,806
   158,600   AXA Asia Pacific Holdings Ltd. .........................          630,429
    90,000   Banco Santander SA, ADR ................................        1,351,800
       142   Berkshire Hathaway Inc., Cl. A+ ........................       18,545,200
     7,500   Calamos Asset Management Inc., Cl. A ...................          134,400
   360,000   Citigroup Inc. .........................................        7,383,600
   155,000   Commerzbank AG, ADR ....................................        2,353,566
   148,000   Deutsche Bank AG .......................................       10,772,920
    50,000   Federal National Mortgage Association ..................           76,500
    20,000   Fortress Investment Group LLC, Cl. A ...................          210,000
    20,000   H&R Block Inc. .........................................          455,000
    25,000   Interactive Brokers Group Inc., Cl. A+ .................          554,250
   180,000   Janus Capital Group Inc. ...............................        4,370,400
    61,788   JPMorgan Chase & Co. ...................................        2,885,500
    95,000   Legg Mason Inc. ........................................        3,615,700
   133,000   Leucadia National Corp. ................................        6,043,520
     5,000   Loews Corp. ............................................          197,450
   265,000   Marsh & McLennan Companies Inc. ........................        8,416,400
    65,000   Moody's Corp. ..........................................        2,210,000
     8,000   Och-Ziff Capital Management Group LLC, Cl. A ...........           93,520
     2,500   Prudential Financial Inc. ..............................          180,000
    45,000   Schroders plc ..........................................          810,429
    40,000   Standard Chartered plc .................................          956,478
    80,000   State Street Corp. .....................................        4,550,400
    20,000   SunTrust Banks Inc. ....................................          899,800
   150,000   T. Rowe Price Group Inc. ...............................        8,056,500
     5,000   The Allstate Corp. .....................................          230,600
   146,038   The Bank of New York Mellon Corp. ......................        4,757,918
     5,000   The Blackstone Group LP ................................           76,700
    44,500   The Charles Schwab Corp. ...............................        1,157,000
    18,000   The Dun & Bradstreet Corp. .............................        1,698,480
   135,000   The Phoenix Companies Inc. .............................        1,247,400
     3,000   The Travelers Companies Inc. ...........................          135,600
        66   Tree.com Inc.+ .........................................              318
   250,000   UnionBanCal Corp. ......................................       18,322,500
   100,000   Wachovia Corp. .........................................          350,000
   100,000   Waddell & Reed Financial Inc., Cl. A ...................        2,475,000
   280,000   Wells Fargo & Co. ......................................       10,508,400
                                                                        --------------
                                                                           148,744,453
                                                                        --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES -- 7.7%
     5,000   AGL Resources Inc. .....................................   $      156,900
    68,000   Allegheny Energy Inc. ..................................        2,500,360
    70,000   Apache Corp. ...........................................        7,299,600
   100,000   BP plc .................................................          824,918
   247,000   BP plc, ADR ............................................       12,391,990
   105,000   CH Energy Group Inc. ...................................        4,574,850
    65,000   CMS Energy Corp. .......................................          810,550
   315,000   ConocoPhillips .........................................       23,073,750
    33,000   Constellation Energy Group Inc. ........................          801,900
     3,000   Diamond Offshore Drilling Inc. .........................          309,180
    60,000   DPL Inc. ...............................................        1,488,000
    14,000   DTE Energy Co. .........................................          561,680
   220,000   Duke Energy Corp. ......................................        3,834,600
   300,000   El Paso Corp. ..........................................        3,828,000
   280,000   El Paso Electric Co.+ ..................................        5,880,000
    80,000   Exxon Mobil Corp. ......................................        6,212,800
    25,000   FPL Group Inc. .........................................        1,257,500
    45,000   Galp Energia SGPS SA, Cl. B ............................          737,404
    68,480   Great Plains Energy Inc. ...............................        1,521,626
   210,000   Halliburton Co. ........................................        6,801,900
    32,000   Imperial Oil Ltd. ......................................        1,370,505
    20,000   Marathon Oil Corp. .....................................          797,400
    10,000   Mirant Corp.+ ..........................................          182,900
   140,000   Mirant Corp., Escrow+ (a) ..............................                0
     2,000   Niko Resources Ltd., New York ..........................          107,512
     1,000   Niko Resources Ltd., Toronto ...........................           53,756
    10,000   NiSource Inc. ..........................................          147,600
   240,000   Northeast Utilities ....................................        6,156,000
    19,000   Oceaneering International Inc.+ ........................        1,013,080
     1,300   PetroChina Co. Ltd., ADR ...............................          133,549
    55,000   Petroleo Brasileiro SA, ADR ............................        2,417,250
   100,000   Progress Energy Inc., CVO+ (a) .........................           33,000
   200,000   Rowan Companies Inc. ...................................        6,110,000
    65,000   Saipem SpA .............................................        1,913,406
     5,000   SJW Corp. ..............................................          149,850
    20,000   Southwest Gas Corp. ....................................          605,200
   120,000   Spectra Energy Corp. ...................................        2,856,000
    60,000   The AES Corp.+ .........................................          701,400
    24,128   Total SA ...............................................        1,446,328
     3,000   Transocean Inc.+ .......................................          329,520
   270,000   Westar Energy Inc. .....................................        6,220,800
                                                                        --------------
                                                                           117,612,564
                                                                        --------------
             DIVERSIFIED INDUSTRIAL -- 6.4%
     9,000   Acuity Brands Inc. .....................................          375,840
   161,000   Ampco-Pittsburgh Corp. .................................        4,169,900
   155,000   Baldor Electric Co. ....................................        4,465,550
    24,000   Bayer AG ...............................................        1,750,172
    20,000   Bouygues SA ............................................          893,951

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
   245,000   Cooper Industries Ltd., Cl. A ..........................   $    9,787,750
   260,000   Crane Co. ..............................................        7,724,600
    77,500   CRH plc ................................................        1,636,563
   300,000   Enodis plc .............................................        1,677,393
   150,000   General Electric Co. ...................................        3,825,000
   190,000   Greif Inc., Cl. A ......................................       12,467,800
    18,000   Greif Inc., Cl. B ......................................          939,240
   450,000   Honeywell International Inc. ...........................       18,697,500
   253,000   ITT Corp. ..............................................       14,069,330
    40,000   Mitsui & Co. Ltd. ......................................          480,654
   100,000   Park-Ohio Holdings Corp.+ ..............................        1,789,000
     1,000   Pentair Inc. ...........................................           34,570
    19,000   Sulzer AG ..............................................        1,994,307
    69,000   Swire Pacific Ltd., Cl. A ..............................          598,930
    30,000   Technip SA .............................................        1,662,748
    70,000   Trinity Industries Inc. ................................        1,801,100
   200,000   Tyco International Ltd. ................................        7,004,000
                                                                        --------------
                                                                            97,845,898
                                                                        --------------
             CABLE AND SATELLITE -- 6.1%
 1,550,000   Cablevision Systems Corp., Cl. A .......................       38,998,000
    52,000   Comcast Corp., Cl. A ...................................        1,020,760
   120,000   Comcast Corp., Cl. A, Special ..........................        2,366,400
   133,700   DISH Network Corp., Cl. A+ .............................        2,807,700
    26,740   EchoStar Corp., Cl. A+ .................................          644,434
   176,770   Liberty Global Inc., Cl. A+ ............................        5,356,131
   139,001   Liberty Global Inc., Cl. C+ ............................        3,904,538
   500,690   Rogers Communications Inc., Cl. B, New York ............       16,642,936
    19,310   Rogers Communications Inc., Cl. B, Toronto .............          626,339
   125,000   Scripps Networks Interactive Inc., Cl. A ...............        4,538,750
   160,000   Shaw Communications Inc., Cl. B, New York ..............        3,252,800
    40,000   Shaw Communications Inc., Cl. B, Toronto ...............          809,584
   460,000   The DIRECTV Group Inc.+ ................................       12,038,200
                                                                        --------------
                                                                            93,006,572
                                                                        --------------
             CONSUMER PRODUCTS -- 5.2%
    80,000   Avon Products Inc. .....................................        3,325,600
    30,000   British American Tobacco plc ...........................          978,701
    42,000   Christian Dior SA ......................................        3,137,894
    14,000   Church & Dwight Co. Inc. ...............................          869,260
    30,000   Clorox Co. .............................................        1,880,700
    69,000   Compagnie Financiere Richemont SA, Cl. A ...............        3,001,334
   100,000   Eastman Kodak Co. ......................................        1,538,000
   112,000   Energizer Holdings Inc.+ ...............................        9,021,600
    60,000   Fortune Brands Inc. ....................................        3,441,600

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES/                                                                   MARKET
   UNITS                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS (CONTINUED)
             CONSUMER PRODUCTS (CONTINUED)
     2,000   Givaudan SA ............................................   $    1,655,399
    60,000   Hanesbrands Inc.+ ......................................        1,305,000
    32,000   Harley-Davidson Inc. ...................................        1,193,600
       200   Japan Tobacco Inc. .....................................          740,915
     2,000   Jarden Corp.+ ..........................................           46,900
    15,000   Matsushita Electric Industrial Co. Ltd., ADR ...........          259,950
    15,000   Mattel Inc. ............................................          270,600
    21,000   National Presto Industries Inc. ........................        1,564,500
     2,000   Nintendo Co. Ltd. ......................................          816,135
    10,000   Oil-Dri Corp. of America ...............................          169,200
   100,000   Pactiv Corp.+ ..........................................        2,483,000
   295,000   Procter & Gamble Co. ...................................       20,558,550
    60,000   Reckitt Benckiser Group plc ............................        2,891,836
    30,000   Svenska Cellulosa AB, Cl. B ............................          313,051
 1,000,000   Swedish Match AB .......................................       17,331,523
    37,500   The Swatch Group AG ....................................        1,232,543
                                                                        --------------
                                                                            80,027,391
                                                                        --------------
             TELECOMMUNICATIONS -- 5.2%
    60,000   BCE Inc. ...............................................        2,082,600
     1,000   Bell Aliant Regional Communications Income Fund ........           23,481
    16,000   Bell Aliant Regional Communications Income Fund
                (a)(b) ..............................................          399,840
    30,000   Brasil Telecom Participacoes SA, ADR ...................        1,465,800
 1,700,000   BT Group plc ...........................................        4,868,973
 1,727,420   Cable & Wireless Jamaica Ltd. ..........................           19,077
 4,440,836   Cable & Wireless Jamaica Ltd. (c) ......................           49,043
   908,300   Cincinnati Bell Inc.+ ..................................        2,806,647
   120,000   Compania de Telecomunicaciones de Chile SA, ADR ........          817,200
   190,000   Deutsche Telekom AG, ADR ...............................        2,893,700
     3,394   FairPoint Communications Inc. ..........................           29,426
     5,000   France Telecom SA, ADR .................................          140,050
    80,000   Frontier Communications Corp. ..........................          920,000
    33,000   Hellenic Telecommunications Organization SA ............          586,291
     8,500   Hellenic Telecommunications Organization SA, ADR .......           76,500
   100,000   Koninklijke KPN NV .....................................        1,434,826
    15,000   Orascom Telecom Holding SAE, GDR .......................          552,632
   540,000   Qwest Communications International Inc. ................        1,744,200
   700,000   Sprint Nextel Corp. ....................................        4,270,000
   186,554   Tele Norte Leste Participacoes SA, ADR .................        3,257,233
    60,000   Tele2 AB, Cl. B ........................................          673,763
    48,000   Telecom Argentina SA, ADR+ .............................          588,000
 1,440,000   Telecom Italia SpA .....................................        2,132,643

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
   225,000   Telefonica SA, ADR .....................................   $   16,085,250
    60,000   Telefonos de Mexico SAB de CV, Cl. L, ADR ..............        1,545,000
   265,000   Telephone & Data Systems Inc. ..........................        9,473,750
   360,000   Telephone & Data Systems Inc., Special .................       12,924,000
    60,000   Telmex Internacional SAB de CV, ADR ....................          780,000
    15,000   TELUS Corp. ............................................          547,851
   180,000   Verizon Communications Inc. ............................        5,776,200
     5,169   Windstream Corp. .......................................           56,549
                                                                        --------------
                                                                            79,020,525
                                                                        --------------
             HEALTH CARE -- 4.8%
     8,000   Abbott Laboratories ....................................          460,640
   145,000   Advanced Medical Optics Inc.+ ..........................        2,578,100
    14,046   Allergan Inc. ..........................................          723,369
    30,000   Alpharma Inc., Cl. A+ ..................................        1,106,700
    52,000   Amgen Inc.+ ............................................        3,082,040
    19,146   AstraZeneca plc ........................................          844,782
    17,000   Baxter International Inc. ..............................        1,115,710
     2,000   Becton Dickinson & Co. .................................          160,520
    35,000   Biogen Idec Inc.+ ......................................        1,760,150
   155,000   Boston Scientific Corp.+ ...............................        1,901,850
   135,000   Bristol-Myers Squibb Co. ...............................        2,814,750
     3,000   Cephalon Inc.+ .........................................          232,470
    12,000   Cochlear Ltd. ..........................................          562,343
    20,000   Covidien Ltd. ..........................................        1,075,200
    45,036   GlaxoSmithKline plc ....................................          969,610
     4,000   GlaxoSmithKline plc, ADR ...............................          173,840
     5,000   Greatbatch Inc.+ .......................................          122,700
    30,000   Henry Schein Inc.+ .....................................        1,615,200
    18,000   Hospira Inc.+ ..........................................          687,600
    80,000   Invitrogen Corp.+ ......................................        3,024,000
   120,000   Johnson & Johnson ......................................        8,313,600
    95,000   Merck & Co. Inc. .......................................        2,998,200
    10,000   Nobel Biocare Holding AG ...............................          329,657
    39,000   Novartis AG ............................................        2,031,178
   102,000   Novartis AG, ADR .......................................        5,389,680
   470,000   Pfizer Inc. ............................................        8,666,800
    16,400   Roche Holding AG .......................................        2,545,632
    10,000   Sanofi-Aventis .........................................          655,329
   110,000   Schering-Plough Corp. ..................................        2,031,700
    80,000   Smith & Nephew plc .....................................          840,563
    50,000   SSL International plc ..................................          398,459
     5,250   Straumann Holding AG ...................................        1,438,356
    12,500   Synthes Inc. ...........................................        1,712,329
    19,000   Takeda Pharmaceutical Co. Ltd. .........................          937,897
   125,000   UnitedHealth Group Inc. ................................        3,173,750
    82,000   William Demant Holding A/S+ ............................        3,635,849
   100,000   Wyeth ..................................................        3,694,000
     3,000   Zimmer Holdings Inc.+ ..................................          193,680
                                                                        --------------
                                                                            73,998,233
                                                                        --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS (CONTINUED)
             ENTERTAINMENT -- 4.7%
   100,000   Aruze Corp. ............................................   $    2,129,660
    32,000   Canal+ Groupe ..........................................          279,307
     2,002   Chestnut Hill Ventures+ (a) ............................           56,356
   134,500   Discovery Communications Inc.,
                Cl. A+ ..............................................        1,916,625
   134,500   Discovery Communications Inc.,
                Cl. C+ ..............................................        1,904,520
     3,000   DreamWorks Animation SKG Inc.,
                Cl. A+ ..............................................           94,350
   695,000   Grupo Televisa SA, ADR .................................       15,199,650
   430,000   Liberty Media Corp. - Entertainment,
                Cl. A+ ..............................................       10,737,100
       125   Live Nation Inc.+ ......................................            2,034
    65,341   Macrovision Solutions Corp.+ ...........................        1,004,945
    50,000   Pinnacle Entertainment Inc.+ ...........................          378,000
   150,000   Rank Group plc+ ........................................          188,673
    12,000   Regal Entertainment Group, Cl. A .......................          189,360
    45,000   Six Flags Inc.+ ........................................           31,050
    32,000   The Walt Disney Co. ....................................          982,080
   920,000   Time Warner Inc. .......................................       12,061,200
   120,000   Tokyo Broadcasting System Inc. .........................        2,025,293
    20,200   Triple Crown Media Inc.+ ...............................              343
   355,000   Viacom Inc., Cl. A+ ....................................        8,825,300
   453,900   Vivendi ................................................       14,070,753
                                                                        --------------
                                                                            72,076,599
                                                                        --------------
             EQUIPMENT AND SUPPLIES -- 4.4%
   257,000   AMETEK Inc. ............................................       10,477,890
     4,000   Amphenol Corp., Cl. A ..................................          160,560
    94,000   CIRCOR International Inc. ..............................        4,082,420
   194,000   Donaldson Co. Inc. .....................................        8,130,540
    50,000   Fedders Corp.+ (a) .....................................                0
   150,000   Flowserve Corp. ........................................       13,315,500
    23,000   Franklin Electric Co. Inc. .............................        1,024,650
    90,000   Gerber Scientific Inc.+ ................................          822,600
    75,000   GrafTech International Ltd.+ ...........................        1,133,250
   320,000   IDEX Corp. .............................................        9,926,400
    40,000   Ingersoll-Rand Co. Ltd., Cl. A .........................        1,246,800
   102,000   Lufkin Industries Inc. .................................        8,093,700
    11,000   Mueller Industries Inc. ................................          253,110
     2,000   Sealed Air Corp. .......................................           43,980
    75,000   Tenaris SA, ADR ........................................        2,796,750
     4,000   The Manitowoc Co. Inc. .................................           62,200
    95,000   The Weir Group plc .....................................        1,029,414
   190,000   Watts Water Technologies Inc., Cl. A ...................        5,196,500
                                                                        --------------
                                                                            67,796,264
                                                                        --------------

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.8%
     2,000   BERU AG ................................................   $      211,169
    86,000   BorgWarner Inc. ........................................        2,818,220
   181,000   CLARCOR Inc. ...........................................        6,868,950
    82,500   Earl Scheib Inc.+ ......................................          181,912
   340,000   Genuine Parts Co. ......................................       13,671,400
   200,000   Johnson Controls Inc. ..................................        6,066,000
   135,000   Midas Inc.+ ............................................        1,857,600
   330,000   Modine Manufacturing Co. ...............................        4,778,400
   160,000   O'Reilly Automotive Inc.+ ..............................        4,283,200
   160,000   Proliance International Inc.+ ..........................          120,000
   175,000   Standard Motor Products Inc. ...........................        1,088,500
    35,000   Superior Industries International Inc. .................          670,600
                                                                        --------------
                                                                            42,615,951
                                                                        --------------
             PUBLISHING -- 2.7%
     4,000   Idearc Inc. ............................................            5,000
 1,960,000   Il Sole 24 Ore .........................................        8,305,436
   348,266   Independent News & Media plc ...........................          568,734
   320,000   Media General Inc., Cl. A ..............................        3,977,600
   122,000   Meredith Corp. .........................................        3,420,880
 1,525,000   News Corp., Cl. A ......................................       18,284,750
    20,000   News Corp., Cl. B ......................................          243,000
    66,585   Seat Pagine Gialle SpA+ ................................            6,440
    43,333   The E.W. Scripps Co., Cl. A ............................          306,364
   182,000   The McGraw-Hill Companies Inc. .........................        5,753,020
    50,000   The New York Times Co., Cl. A ..........................          714,500
                                                                        --------------
                                                                            41,585,724
                                                                        --------------
             SPECIALTY CHEMICALS -- 2.1%
    30,000   Ashland Inc. ...........................................          877,200
    20,000   Ciba Holding AG ........................................          845,045
     5,400   Ciba Holding AG, ADR ...................................          114,381
    30,000   E.I. du Pont de Nemours and Co. ........................        1,209,000
   350,000   Ferro Corp. ............................................        7,035,000
     4,000   FMC Corp. ..............................................          205,560
    45,000   H.B. Fuller Co. ........................................          939,150
   175,000   Hercules Inc. ..........................................        3,463,250
    70,000   International Flavors & Fragrances Inc. ................        2,762,200
   230,000   Omnova Solutions Inc.+ .................................          457,700
    40,000   Rohm & Haas Co. ........................................        2,800,000
   275,000   Sensient Technologies Corp. ............................        7,735,750
   165,000   Tokai Carbon Co. Ltd. ..................................        1,165,107
   100,000   Zep Inc. ...............................................        1,764,000
                                                                        --------------
                                                                            31,373,343
                                                                        --------------
             BUSINESS SERVICES -- 2.0%
     7,050   ACCO Brands Corp.+ .....................................           53,157
    15,450   Ascent Media Corp., Cl. A+ .............................          377,134
    15,000   Avis Budget Group Inc.+ ................................           86,100

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

  SHARES/                                                                   MARKET
   UNITS                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS (CONTINUED)
             BUSINESS SERVICES (CONTINUED)
   310,000   BPW Acquisition Corp.+ .................................   $    2,824,100
    30,500   Canon Inc. .............................................        1,095,482
   110,000   Clear Channel Outdoor Holdings Inc.,
                Cl. A+ ..............................................        1,504,800
   186,554   Contax Participacoes SA, ADR ...........................          195,359
   110,000   Diebold Inc. ...........................................        3,642,100
   200,000   G4S plc ................................................          720,026
     1,000   Hertz Global Holdings Inc.+ ............................            7,570
    57,000   Jardine Matheson Holdings Ltd. .........................        1,482,000
    94,000   Landauer Inc. ..........................................        6,838,500
    39,500   MasterCard Inc., Cl. A .................................        7,004,535
    55,000   Monster Worldwide Inc.+ ................................          820,050
    72,500   Nashua Corp.+ ..........................................          582,175
    25,000   Secom Co. Ltd. .........................................        1,022,519
   252,800   The Interpublic Group of Companies Inc.+ ...............        1,959,200
     8,000   Visa Inc., Cl. A .......................................          491,120
                                                                        --------------
                                                                            30,705,927
                                                                        --------------
             AVIATION: PARTS AND SERVICES -- 1.7%
   350,000   Curtiss-Wright Corp. ...................................       15,907,500
   200,000   GenCorp Inc.+ ..........................................        1,348,000
   105,000   Precision Castparts Corp. ..............................        8,271,900
   160,000   The Fairchild Corp., Cl. A+ ............................          416,000
                                                                        --------------
                                                                            25,943,400
                                                                        --------------
             CONSUMER SERVICES -- 1.7%
   100,000   IAC/InterActiveCorp.+ ..................................        1,730,000
   210,000   Liberty Media Corp. - Interactive, Cl. A+ ..............        2,711,100
 1,100,000   Rollins Inc. ...........................................       20,878,000
                                                                        --------------
                                                                            25,319,100
                                                                        --------------
             RETAIL -- 1.6%
   210,000   AutoNation Inc.+ .......................................        2,360,400
     4,000   AutoZone Inc.+ .........................................          493,360
    40,000   Coldwater Creek Inc.+ ..................................          231,600
    40,000   Costco Wholesale Corp. .................................        2,597,200
    75,000   CVS Caremark Corp. .....................................        2,524,500
    10,108   Denny's Corp.+ .........................................           26,079
    21,500   Hennes & Mauritz AB, Cl. B .............................          863,254
    35,000   HSN Inc.+ ..............................................          385,350
   140,000   Macy's Inc. ............................................        2,517,200
    50,000   Sally Beauty Holdings Inc.+ ............................          430,000
    50,000   SUPERVALU Inc. .........................................        1,085,000
   110,000   Tesco plc ..............................................          758,000
   170,000   The Great Atlantic & Pacific Tea Co. Inc.+ .............        1,839,400

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
    20,000   Ticketmaster+ ..........................................   $      214,600
    50,000   Wal-Mart Stores Inc. ...................................        2,994,500
    75,000   Walgreen Co. ...........................................        2,322,000
    44,000   Whole Foods Market Inc. ................................          881,320
    73,000   Woolworths Ltd. ........................................        1,569,122
                                                                        --------------
                                                                            24,092,885
                                                                        --------------
             MACHINERY -- 1.5%
    20,000   Caterpillar Inc. .......................................        1,192,000
    17,000   CNH Global NV ..........................................          374,680
   425,000   Deere & Co. ............................................       21,037,500
     8,000   SMC Corp. ..............................................          816,135
                                                                        --------------
                                                                            23,420,315
                                                                        --------------
             HOTELS AND GAMING -- 1.5%
     2,000   Accor SA ...............................................          105,233
   190,000   Gaylord Entertainment Co.+ .............................        5,580,300
    20,000   Home Inns & Hotels Management Inc.,
                ADR+ ................................................          279,000
    46,160   InterContinental Hotels Group plc ......................          564,608
    45,000   Interval Leisure Group Inc.+ ...........................          468,000
 1,150,058   Ladbrokes plc ..........................................        3,813,217
     6,000   Las Vegas Sands Corp.+ .................................          216,660
 3,811,000   Mandarin Oriental International Ltd. ...................        5,830,830
   152,000   MGM Mirage+ ............................................        4,332,000
    18,000   Orient-Express Hotels Ltd., Cl. A ......................          434,340
    34,000   Starwood Hotels & Resorts
                Worldwide Inc. ......................................          956,760
                                                                        --------------
                                                                            22,580,948
                                                                        --------------
             AEROSPACE -- 1.4%
   110,000   Boeing Co. .............................................        6,308,500
    30,000   Finmeccanica SpA .......................................          643,645
    25,899   Kaman Corp. ............................................          737,604
     9,000   Lockheed Martin Corp. ..................................          987,030
   102,600   Northrop Grumman Corp. .................................        6,211,404
 1,200,000   Rolls-Royce Group plc+ .................................        7,178,922
                                                                        --------------
                                                                            22,067,105
                                                                        --------------
             ENVIRONMENTAL SERVICES -- 1.2%
    98,800   Republic Services Inc. .................................        2,962,024
   500,000   Waste Management Inc. ..................................       15,745,000
                                                                        --------------
                                                                            18,707,024
                                                                        --------------
             COMMUNICATIONS EQUIPMENT -- 1.2%
   480,000   Corning Inc. ...........................................        7,507,200
    90,000   Motorola Inc. ..........................................          642,600
   160,000   Nortel Networks Corp.+ .................................          358,400
   235,000   Thomas & Betts Corp.+ ..................................        9,181,450
                                                                        --------------
                                                                            17,689,650
                                                                        --------------

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS (CONTINUED)
             METALS AND MINING -- 1.1%
    28,000   Alcoa Inc. .............................................   $      632,240
    30,030   Anglo American plc .....................................          990,358
    89,148   Barrick Gold Corp. .....................................        3,275,298
    20,000   BHP Billiton Ltd. ......................................          489,956
    52,500   Harmony Gold Mining Co. Ltd.+ ..........................          524,430
    35,000   Harmony Gold Mining Co. Ltd., ADR+ .....................          338,800
    25,000   Impala Platinum Holdings Ltd. ..........................          500,966
    75,000   Ivanhoe Mines Ltd.+ ....................................          454,500
    52,000   New Hope Corp. Ltd. ....................................          176,700
   155,000   Newmont Mining Corp. ...................................        6,007,800
    25,000   Rio Tinto plc ..........................................        1,542,722
    69,666   Xstrata plc ............................................        2,125,353
                                                                        --------------
                                                                            17,059,123
                                                                        --------------
             WIRELESS COMMUNICATIONS -- 1.1%
    95,000   America Movil SAB de CV,
                Cl. L, ADR ..........................................        4,404,200
    65,000   China Mobile Ltd. ......................................          643,734
    14,000   Clearwire Corp., Cl. A+ ................................          166,320
     2,000   NTT DoCoMo Inc. ........................................        3,157,350
     3,340   Tele Norte Celular Participacoes SA,
                ADR .................................................           57,869
     5,087   Telemig Celular Participacoes SA,
                ADR .................................................          188,270
    32,165   Tim Participacoes SA, ADR ..............................          670,962
   115,400   United States Cellular Corp.+ ..........................        5,414,568
   170,010   Vivo Participacoes SA, ADR .............................          703,841
    50,000   Vodafone Group plc, ADR ................................        1,105,000
                                                                        --------------
                                                                            16,512,114
                                                                        --------------
             ELECTRONICS -- 1.0%
     6,000   Advanced Micro Devices Inc.+ ...........................           31,500
    14,000   Bel Fuse Inc., Cl. A ...................................          385,000
    14,000   Fanuc Ltd. .............................................        1,018,852
     5,000   Hitachi Ltd., ADR ......................................          346,950
   180,000   Intel Corp. ............................................        3,371,400
     5,920   Keyence Corp. ..........................................        1,157,783
    80,000   LSI Corp.+ .............................................          428,800
    20,000   Molex Inc., Cl. A ......................................          416,200
     7,500   NEC Corp., ADR .........................................           33,938
    38,000   Royal Philips Electronics NV ...........................        1,035,500
   265,000   Texas Instruments Inc. .................................        5,697,500
    62,000   Tyco Electronics Ltd. ..................................        1,714,920
                                                                        --------------
                                                                            15,638,343
                                                                        --------------
             AGRICULTURE -- 0.9%
   405,000   Archer-Daniels-Midland Co. .............................        8,873,550
    31,000   Monsanto Co. ...........................................        3,068,380

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
     5,000   Syngenta AG ............................................   $    1,054,972
    15,000   Syngenta AG, ADR .......................................          634,800
    10,000   The Mosaic Co. .........................................          680,200
                                                                        --------------
                                                                            14,311,902
                                                                        --------------
             AUTOMOTIVE -- 0.9%
   330,000   General Motors Corp. ...................................        3,118,500
   125,000   Navistar International Corp.+ ..........................        6,772,500
    96,750   PACCAR Inc. ............................................        3,694,882
                                                                        --------------
                                                                            13,585,882
                                                                        --------------
             BROADCASTING -- 0.6%
    95,000   British Sky Broadcasting Group plc .....................          700,069
   425,000   CBS Corp., Cl. A .......................................        6,217,750
    10,343   Citadel Broadcasting Corp.+ ............................            8,068
     2,000   Cogeco Inc. ............................................           58,633
    25,334   Corus Entertainment Inc., Cl. B,
                New York ............................................          440,812
     6,666   Corus Entertainment Inc., Cl. B,
                Toronto .............................................          113,934
   120,000   Gray Television Inc. ...................................          206,400
    26,000   Gray Television Inc., Cl. A ............................           89,700
    77,000   Liberty Media Corp. - Capital, Cl. A+ ..................        1,030,260
    90,000   LIN TV Corp., Cl. A+ ...................................          464,400
   100,000   Television Broadcasts Ltd. .............................          421,129
    80,000   Young Broadcasting Inc., Cl. A+ ........................            4,200
                                                                        --------------
                                                                             9,755,355
                                                                        --------------
             REAL ESTATE -- 0.6%
     2,000   Brookfield Asset Management Inc.,
                Cl. A ...............................................           54,880
    70,000   Cheung Kong (Holdings) Ltd. ............................          777,542
    55,500   Griffin Land & Nurseries Inc. ..........................        2,057,940
   145,000   The St. Joe Co.+ .......................................        5,668,050
                                                                        --------------
                                                                             8,558,412
                                                                        --------------
             TRANSPORTATION -- 0.5%
   100,000   AMR Corp.+ .............................................          982,000
   165,000   GATX Corp. .............................................        6,529,050
    16,000   Grupo TMM SA, Cl. A, ADR+ ..............................           14,240
    70,000   Toll Holdings Ltd. .....................................          383,904
                                                                        --------------
                                                                             7,909,194
                                                                        --------------
             COMPUTER SOFTWARE AND SERVICES -- 0.4%
     8,000   Alibaba.com Ltd.+ ......................................            7,233
    10,000   Check Point Software
                Technologies Ltd.+ ..................................          227,400
    50,000   NCR Corp.+ .............................................        1,102,500
    24,000   Rockwell Automation Inc. ...............................          896,160
    24,100   Square Enix Co. Ltd. ...................................          693,395

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

                                                                            MARKET
  SHARES                                                                     VALUE
----------                                                              --------------
             COMMON STOCKS (CONTINUED)
             COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    25,256   Telecom Italia Media SpA+ ..............................   $        3,559
   190,000   Yahoo! Inc.+ ...........................................        3,287,000
     2,000   Yahoo! Japan Corp. .....................................          633,727
                                                                        --------------
                                                                             6,850,974
                                                                        --------------
             CLOSED-END FUNDS -- 0.3%
    31,500   Royce Value Trust Inc. .................................          419,580
   104,000   The Central Europe and Russia Fund Inc. ................        3,191,760
    70,000   The New Germany Fund Inc. ..............................          749,000
                                                                        --------------
                                                                             4,360,340
                                                                        --------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.2%
   100,000   Champion Enterprises Inc.+ .............................          555,000
    50,000   Fleetwood Enterprises Inc.+ ............................           51,000
    31,000   Huttig Building Products Inc.+ .........................           64,790
     7,000   Martin Marietta Materials Inc. .........................          783,860
    10,000   Nobility Homes Inc. ....................................          162,000
    30,000   Skyline Corp. ..........................................          792,900
                                                                        --------------
                                                                             2,409,550
                                                                        --------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     2,000   Camden Property Trust ..................................           91,720
    24,984   Rayonier Inc. ..........................................        1,182,992
                                                                        --------------
                                                                             1,274,712
                                                                        --------------
             TOTAL COMMON STOCKS ....................................    1,520,416,231
                                                                        --------------
             CONVERTIBLE PREFERRED STOCKS -- 0.1%
             TELECOMMUNICATIONS -- 0.1%
    25,000   Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B .............................          863,750
                                                                        --------------
             TOTAL CONVERTIBLE PREFERRED STOCKS .....................          863,750
                                                                        --------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
    12,183   Mirant Corp., Ser. A, expire 01/03/11+ .................           48,732
                                                                        --------------

 PRINCIPAL                                                                  MARKET
  AMOUNT                                                                     VALUE
----------                                                              --------------
             CONVERTIBLE CORPORATE BONDS -- 0.2%
             RETAIL -- 0.1%
$3,100,000   The Great Atlantic & Pacific Tea Co. Inc., Cv.,
                5.125%, 06/15/11 ....................................   $    2,259,125
                                                                        --------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 1,000,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                6.750%, 07/15/09 ....................................          957,500
                                                                        --------------
             TOTAL CONVERTIBLE CORPORATE BONDS ......................        3,216,625
                                                                        --------------
             CORPORATE BONDS -- 0.0%
             CONSUMER PRODUCTS -- 0.0%
 1,000,000   Pillowtex Corp., Sub. Deb., 9.000%, 12/15/17+ (a) ......                0
                                                                        --------------
             TOTAL CORPORATE BONDS ..................................                0
                                                                        --------------
             U.S. GOVERNMENT OBLIGATIONS -- 0.3%
             U.S. TREASURY BILLS -- 0.3%
 3,776,000   U.S. Treasury Bills, 0.284% to 1.685%++,
                10/30/08 to 12/04/08 (d) ............................        3,772,096
                                                                        --------------
             U.S. TREASURY NOTES -- 0.0%
   125,000      4.500%, 04/30/09 ....................................          127,061
                                                                        --------------
                                                                               127,061
                                                                        --------------
                                                                             3,899,157
                                                                        --------------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,394,564,156) ............................................   $1,528,444,495
                                                                        ==============
             Aggregate book cost ....................................   $1,394,564,156
                                                                        ==============
             Gross unrealized appreciation ..........................   $  358,773,437
             Gross unrealized depreciation ..........................     (224,893,098)
                                                                        --------------
             Net unrealized appreciation/(depreciation) .............   $  133,880,339
                                                                        ==============

 NUMBER OF                                                 EXPIRATION     UNREALIZED
 CONTRACTS                                                    DATE       APPRECIATION
----------                                                 ----------   --------------
             FUTURES CONTRACTS -- SHORT POSITION
       40    S & P 500 Index Futures ...................    12/18/08    $      448,000
                                                                        ==============

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

----------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $489,196 or 0.03% of total investments.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of the Rule 144A security amounted to $399,840 or 0.03% of total investments.

(c) At September 30, 2008, the Fund held an investment in a restricted security amounting to $49,043 or 0.00% of total investments, which was valued under methods approved by the Board of Directors as follows:

                                                                           09/30/08
ACQUISITION                                 ACQUISITION   ACQUISITION   CARRYING VALUE
   SHARES                ISSUER                 DATE          COST         PER UNIT
-----------   ---------------------------   -----------   -----------   --------------
4,440,836     Cable & Wireless Jamaica
                 Ltd. ...................     03/29/01      $101,639        $0.0110

(d) At September 30, 2008, $2,900,000 of the principal amount was pledged as collateral for futures contracts.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

                              % OF
                             MARKET       MARKET
GEOGRAPHIC DIVERSIFICATION    VALUE        VALUE
--------------------------   ------   --------------
North America ............    75.7%   $1,156,468,431
Europe ...................    15.8       241,656,640
Latin America ............     4.2        64,398,847
Japan ....................     3.3        50,262,783
Asia/Pacific .............     0.9        13,740,967
South Africa .............     0.1         1,916,827
                             -----    --------------
Total Investments ........   100.0%   $1,528,444,495
                             =====    ==============

               See accompanying notes to schedule of investments.

                          THE GABELLI EQUITY TRUST INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                     OTHER FINANCIAL
                                                INVESTMENTS IN   INSTRUMENTS (UNREALIZED
                                                  SECURITIES          APPRECIATION
VALUATION INPUTS                                (MARKET VALUE)       (DEPRECIATION))*
----------------                                --------------   -----------------------
Level 1 - Quoted Prices                         $1,522,196,857          $ 488,000
Level 2 - Other Significant Observable Inputs        6,158,282           (180,747)
Level 3 - Significant Unobservable Inputs               89,356                 --
                                                --------------          ---------
Total                                           $1,528,444,495          $ 307,253
                                                ==============          =========

----------
* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

                          THE GABELLI EQUITY TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   (MARKET VALUE)
                                                   --------------
BALANCE AS OF 12/31/07                                 $89,356
Accrued discounts/(premiums)                                --
Realized gain/(loss)                                        --
Change in unrealized appreciation/(depreciation)             0
Net purchases/(sales)                                       --
Transfers in and/or out of Level 3                           0
                                                       -------
BALANCE AS OF 09/30/08                                 $89,356
                                                       =======

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. SWAP AGREEMENTS. The Fund may enter into equity, contract for difference, and interest rate swap or cap transactions. The use of swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. A swap agreement may involve, to varying degrees, elements of market and counterparty risk and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Series C Preferred Stock and Series E Preferred Stock. In an interest rate cap, the Fund would pay a premium to the counterparty and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from that counterparty payments of the difference based on the notional amount of such cap. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred stock dividends when due in accordance with the Articles Supplementary even if the counterparty defaulted. If there is a default by the counterparty to a swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to a swap contract or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk. Depending on the general state of short-term interest rates and the returns on the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

                          THE GABELLI EQUITY TRUST INC.
            NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.

At September 30, 2008, there were no open interest rate swap agreements.

The Fund has entered into a contract for difference swap agreement with Bear, Stearns International Limited. Details of the swap at September 30, 2008 as follows:

         NOTIONAL                EQUITY SECURITY           INTEREST RATE/        TERMINATION   NET UNREALIZED
          AMOUNT                     RECEIVED           EQUITY SECURITY PAID         DATE       DEPRECIATION
---------------------------   ---------------------   ------------------------   -----------   --------------
                                                        Overnight LIBOR plus
                                   Market Value       40 bps plus Market Value
                                 Appreciation on:         Depreciation on:
$1,371,396 (200,000 Shares)   Rolls-Royce Group plc     Rolls-Royce Group plc      09/15/09      $(180,747)

                             DIRECTORS AND OFFICERS
                          THE GABELLI EQUITY TRUST INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS

Mario J. Gabelli, CFA
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GAMCO INVESTORS, INC.

Dr. Thomas E. Bratter
   PRESIDENT & FOUNDER, JOHN DEWEY ACADEMY

Anthony J. Colavita
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.

James P. Conn
   FORMER MANAGING DIRECTOR &
   CHIEF INVESTMENT OFFICER,
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.

Frank J. Fahrenkopf, Jr.
   PRESIDENT & CHIEF EXECUTIVE OFFICER,
   AMERICAN GAMING ASSOCIATION

Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA

Anthony R. Pustorino
   CERTIFIED PUBLIC ACCOUNTANT,
   PROFESSOR EMERITUS, PACE UNIVERSITY

Salvatore J. Zizza
   CHAIRMAN, ZIZZA & CO., LTD.

OFFICERS
Bruce N. Alpert
   PRESIDENT

Carter W. Austin
   VICE PRESIDENT

Peter D. Goldstein
   CHIEF COMPLIANCE OFFICER

Agnes Mullady
   TREASURER AND SECRETARY

Marc C. Rinaldi
   VICE PRESIDENT & OMBUDSMAN

INVESTMENT ADVISER
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

CUSTODIAN
The Bank of New York Mellon

COUNSEL
Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR
Computershare Trust Company, N.A.

STOCK EXCHANGE LISTING

                                      5.875%      6.20%
                         Common     Preferred   Preferred
                      -----------   ---------   ---------
NYSE-Symbol:              GAB        GAB PrD     GAB PrF
Shares Outstanding:   174,919,152   2,949,400   5,999,500

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading "General Equity Funds," in Monday's The Wall Street Journal. It is also listed in Barron's Mutual Funds/Closed End Funds section under the heading "General Equity Funds."

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI
(800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                                                                     GAB Q3/2008

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Equity Trust Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 24, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.